Other Receivables (Details) - Schedule of other receivables - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of other receivables [Abstract]
Receivable from a guarantee customer	$ 3,187,739
Other receivables	363,664
Less: allowance for credit losses	(5,650)
Total other receivables	$ 3,545,753